Information about QVC's Operating Segments (Revenue and Adjusted OIBDA by Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Net revenue	$ 8,623	$ 8,516	$ 8,268
Adjusted OIBDA	1,841	1,828	1,733
QVC-U.S.
Segment Reporting Information [Line Items]
Net revenue	5,844	5,585	5,412
Adjusted OIBDA	1,352	1,292	1,225
QVC-Japan
Segment Reporting Information [Line Items]
Net revenue	1,024	1,247	1,127
Adjusted OIBDA	212	279	241
QVC-Germany
Segment Reporting Information [Line Items]
Net revenue	971	956	1,068
Adjusted OIBDA	173	179	199
QVC-U.K.
Segment Reporting Information [Line Items]
Net revenue	657	641	626
Adjusted OIBDA	118	104	111
QVC-Italy
Segment Reporting Information [Line Items]
Net revenue	127	87	35
Adjusted OIBDA	$ (14)	$ (26)	$ (43)